Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Details of derivative financial instruments

	As at 31 December
	2021	2020
Derivative financial assets
- Hedging instruments for cash flow hedge (fuel swap contracts)	669,959	184,458
- Hedging instruments for cash flow hedge (exchange forward contracts)	52,252	275

Total	722,211	184,733

Less: non-current portion
- Hedging instruments for cash flow hedge (fuel swap contracts)	20,516	74,551
- Hedging instruments for cash flow hedge (exchange forward contracts)	49,237	3

Total non-current portion	69,753	74,554

Current portion	652,458	110,179

Derivative financial liabilities
- Hedging instruments for cash flow hedge (fuel swap contracts)	16,328	45,111
- Hedging instruments for cash flow hedge (exchange forward contracts)	14,201	68,853
- Hedging instruments for cash flow hedge (interest rate swap contracts)	109,828	181,037

Total	140,357	295,001

Less: non-current portion
- Hedging instruments for cash flow hedge (fuel swap contracts)	4,383	10,358
- Hedging instruments for cash flow hedge (exchange forward contracts)	1,777	17,551
- Hedging instruments for cash flow hedge (interest rate swap contracts)	93,163	160,230

Total non-current portion	99,323	188,139

Total current portion	41,034	106,862

Analysis of contractual cash inflows/(outflows) of major derivative financial instruments

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2021
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	669,959	669,959	649,443	20,516	—

Forward exchange contracts used for hedging
- inflows		4,747,875	634,806	4,113,069	—
- outflows		(4,665,114)	(632,358)	(4,032,756)	—

	52,252	82,761	2,448	80,313	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	(16,328)	(16,328)	(11,945)	(4,383)	—

Forward exchange contracts used for hedging
- inflows		1,521,083	1,198,204	322,879	—
- outflows		(1,536,817)	(1,212,445)	(324,372)	—

	(14,201)	(15,734)	(14,241)	(1,493)	—

Net-settled interest rate swaps used for hedging
- net cash outflows	(109,828)	(150,323)	(32,683)	(36,821)	(80,819)

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2020
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	184,458	184,458	109,907	74,551	—

Forward exchange contracts used for hedging
- inflows		304,090	302,424	1,666	—
- outflows		(303,780)	(302,120)	(1,660)	—

	275	310	304	6	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	(45,111)	(45,111)	(34,753)	(10,358)	—

Forward exchange contracts used for hedging
- inflows		1,918,752	1,498,700	420,052	—
- outflows		(1,986,755)	(1,549,515)	(437,240)	—

	(68,853)	(68,003)	(50,815)	(17,188)	—

Net-settled interest rate swaps used for hedging
- net cash outflows	(181,037)	(230,534)	(37,564)	(69,890)	(123,080)